Semi-Annual Condensed Consolidated Statement Of Financial Position - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Intangible assets	€ 463,460	€ 425,220		€ 387,847
Property, plant and equipment	110,201	111,474		244,127
Right-of-use assets	378,526	370,470		351,646		€ 459,341
Investments at equity method	23,190	22,447		21,360		27,794	€ 29,906
Deferred tax assets	119,178	108,210		71,901
Other non-current financial assets	35,293	35,372		49,263
Total non-current assets	1,129,848	1,073,193		1,175,898
Current assets
Inventories	390,986	338,475		321,471
Trade receivables	168,637	160,360		138,829
Derivative financial instruments	11,135	1,786		11,848
Tax receivables	18,956	14,966		15,611
Other current financial assets	324,495	340,380		350,163
Other current assets	81,239	68,773		66,718
Cash and cash equivalents	346,883	459,791	€ 285,937	317,291		210,626	218,331
Total current assets	1,342,331	1,384,531		1,239,156
Total assets	2,472,179	2,457,724		2,415,054
Liabilities and Equity
Share capital	5,939	5,939		4,300
Retained earnings	490,902	498,592		893,236
Other reserves, including OCI	135,570	96,679		(295,772)
Equity attributable to shareholders of the Parent Company	632,411	601,210		601,764
Equity attributable to non-controlling interest	46,964	43,094		43,270
Total equity	679,375	644,304	€ 703,680	645,034		€ 729,754	€ 725,487
Non-current liabilities
Non-current borrowings	306,178	471,646		558,722
Other non-current financial liabilities	187,361	167,387		220,968
Non-current lease liabilities	341,224	331,409		314,845
Non-current provisions for risks and charges	16,106	44,555		39,956
Employee benefits	47,418	42,263		29,347
Deferred tax liabilities	58,776	53,844		70,728
Total non-current liabilities	957,063	1,111,104		1,234,566
Current liabilities
Current borrowings	246,470	157,292		106,029
Other current financial liabilities	28,639	33,984		0
Current lease liabilities	104,263	106,643		92,842
Derivative financial instruments	21,483	14,138		13,192
Current provisions for risks and charges	24,221	14,093		8,325	€ 10,596
Trade payables and customer advances	228,626	223,037		188,342
Tax liabilities	36,501	28,773		33,362
Other current liabilities	145,538	124,356		76,637
Total current liabilities	835,741	702,316		535,454
Total equity and liabilities	€ 2,472,179	€ 2,457,724		€ 2,415,054